Business Combinations - Additional Information (Detail) In Millions, unless otherwise specified																		1 Months Ended		6 Months Ended		12 Months Ended										6 Months Ended
	Jun. 30, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Jun. 30, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jun. 30, 2012 Firecrest Clinical Limited USD ($)	Jun. 30, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 02, 2012 Firecrest Clinical Limited Subsequent Event USD ($)	Jul. 02, 2012 Firecrest Clinical Limited Subsequent Event EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Jun. 30, 2012 Oxford Outcomes Limited USD ($)	Jun. 30, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited USD ($)	Mar. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jun. 30, 2012 Oxford Outcomes Limited Accrued Liabilities USD ($)	Jun. 30, 2012 Oxford Outcomes Limited Accrued Liabilities GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired		100.00%			100.00%							100.00%	100.00%																	80.00%	80.00%
Cash consideration		$ 37.1			$ 9.0							$ 24.1	€ 17.0																	$ 27.6	£ 17.8			$ 6.0	£ 3.8
Additional Consideration			15.0			7.0										46.8	33.0
Additional consideration liability	15.0			7.0				36.2	29.2					12.5	10.0
Addition of new employees							100
First element of additional consideration paid										4.0	3.0
Additional amount Company paid on completion of working capital review										0.5	0.4																	5.1	3.3
Further consideration paid in relation to certain performance milestones achieved																		$ 1.2	£ 0.8	$ 12.6	£ 8.0	$ 6.3	£ 4.0	$ 6.3	£ 4.0	$ 6.3	£ 4.0					$ 6.2	£ 4.0